Related-Party Transactions (Schedule Of Related Party Transactions) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Federal income taxes	$ 28	$ (114)	$ (114)		$ 135
Texas margin taxes	21	20	20	$ 20	24
Total payments (receipts)	49	(94)	(94)	20	159
Sempra Texas Holdings [Member]
Related Party Transaction [Line Items]
Federal income taxes	41
Texas margin taxes	21
Total payments (receipts)	62
EFH Corp [Member]
Related Party Transaction [Line Items]
Federal income taxes	(19)	(102)	(102)		108
Texas margin taxes		20	20	20	24
Total payments (receipts)	(19)	(82)	(82)	$ 20	132
Texas Transmission and Investment LLC [Member]
Related Party Transaction [Line Items]
Federal income taxes	6	(12)	(12)		27
Total payments (receipts)	$ 6	$ (12)	$ (12)		$ 27